UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: Vanguard Money Market Reserves

Name of Registrant: 811-2554

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments
As of May 31, 2010

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (43.9%)
2	Fannie Mae Discount Notes	0.200%	6/14/10	161,500	161,488
2	Fannie Mae Discount Notes	0.180%	6/16/10	135,033	135,023
2	Fannie Mae Discount Notes	0.200%	6/21/10	163,000	162,982
2	Fannie Mae Discount Notes	0.220%	8/4/10	14,700	14,694
2	Fannie Mae Discount Notes	0.220%	8/11/10	24,342	24,331
2	Fannie Mae Discount Notes	0.230%	8/25/10	32,205	32,188
2	Fannie Mae Discount Notes	0.230%	9/1/10	600,628	600,275
2	Federal Home Loan Bank Discount Notes	0.200%	6/11/10	292,675	292,659
2	Federal Home Loan Bank Discount Notes	0.180%	6/16/10	748,500	748,444
2	Federal Home Loan Bank Discount Notes	0.190%	7/2/10	814,000	813,867
2	Federal Home Loan Bank Discount Notes	0.200%	7/21/10	95,674	95,647
2	Federal Home Loan Bank Discount Notes	0.195%	7/23/10	591,220	591,053
[2,3] Federal Home Loan Banks		0.293%	8/13/10	1,079,640	1,079,427
[2,3] Federal Home Loan Mortgage Corp.		0.341%	7/7/10	3,247,000	3,246,805
[2,3] Federal Home Loan Mortgage Corp.		0.254%	8/4/10	500,000	499,911
[2,3] Federal Home Loan Mortgage Corp.		0.277%	8/5/10	1,250,000	1,250,257
[2,3] Federal National Mortgage Assn.		0.259%	6/11/10	1,000,000	999,278
[2,3] Federal National Mortgage Assn.		0.254%	6/27/10	2,000,000	1,999,075
[2,3] Federal National Mortgage Assn.		0.303%	8/13/10	3,000,000	2,999,716
2	Freddie Mac Discount Notes	0.200%	6/1/10	39,843	39,843
2	Freddie Mac Discount Notes	0.200%	6/7/10	205,000	204,993
2	Freddie Mac Discount Notes	0.200%	6/14/10	146,000	145,989
2	Freddie Mac Discount Notes	0.200%	7/15/10	2,402,000	2,401,413
2	Freddie Mac Discount Notes	0.200%	7/16/10	2,002,000	2,001,499
2	Freddie Mac Discount Notes	0.220%–0.230%	8/16/10	250,000	249,882
2	Freddie Mac Discount Notes	0.220%	8/19/10	1,602,500	1,601,726
2	Freddie Mac Discount Notes	0.220%	8/20/10	1,602,500	1,601,717
2	Freddie Mac Discount Notes	0.320%	9/7/10	84,550	84,476
	United States Treasury Bill	0.150%	6/3/10	1,000,000	999,992
	United States Treasury Bill	0.165%	6/10/10	3,000,000	2,999,876
	United States Treasury Bill	0.160%	6/17/10	1,300,000	1,299,908
	United States Treasury Bill	0.170%	6/24/10	2,350,000	2,349,745
	United States Treasury Bill	0.115%–0.200%	7/1/10	1,650,000	1,649,797
	United States Treasury Bill	0.150%	7/8/10	2,000,000	1,999,692
	United States Treasury Bill	0.160%–0.165%	7/15/10	1,014,700	1,014,499
	United States Treasury Bill	0.155%	8/12/10	2,500,000	2,499,225
	United States Treasury Bill	0.160%–0.163%	8/19/10	3,000,000	2,998,941
	United States Treasury Bill	0.169%	8/26/10	495,000	494,828
	United States Treasury Bill	0.241%–0.242%	9/16/10	1,000,000	999,282
	United States Treasury Bill	0.240%	9/23/10	2,500,000	2,498,100
	United States Treasury Bill	0.240%	9/30/10	400,000	399,677
	United States Treasury Bill	0.265%	10/7/10	1,000,000	999,058
Total U.S. Goverment and Agency Obligations (Cost $47,281,278)					47,281,278
Commercial Paper (13.5%)
Finance - Auto (1.1%)
	Toyota Credit Canada Inc.	0.280%	7/6/10	75,000	74,979
	Toyota Credit Canada Inc.	0.280%	7/7/10	50,000	49,986
	Toyota Credit Canada Inc.	0.280%	7/19/10	25,000	24,991
	Toyota Credit Canada Inc.	0.400%	7/21/10	150,000	149,917

Toyota Credit Canada Inc.	0.280%	7/27/10	39,500	39,483
Toyota Credit Canada Inc.	0.601%	8/20/10	38,500	38,449
Toyota Credit Canada Inc.	0.601%	8/24/10	38,500	38,446
Toyota Motor Credit Corp.	0.280%	7/6/10	50,000	49,986
Toyota Motor Credit Corp.	0.501%	8/13/10	195,100	194,902
Toyota Motor Credit Corp.	0.571%	8/24/10	167,000	166,778
Toyota Motor Credit Corp.	0.571%	8/25/10	167,000	166,775
Toyota Motor Credit Corp.	0.571%	8/26/10	166,000	165,774
				1,160,466
Finance - Other (2.6%)
General Electric Capital Corp.	0.270%	6/1/10	248,000	248,000
General Electric Capital Corp.	0.290%	8/3/10	500,000	499,746
General Electric Capital Corp.	0.290%	8/4/10	475,000	474,755
General Electric Capital Corp.	0.300%	9/2/10	300,000	299,768
General Electric Capital Corp.	0.351%	9/20/10	400,000	399,568
General Electric Capital Corp.	0.351%	9/27/10	642,000	641,264
General Electric Capital Corp.	0.421%	10/25/10	247,000	246,579
				2,809,680
Foreign Banks (7.3%)
4 Australia & New Zealand Banking Group, Ltd.	0.280%	8/5/10	246,910	246,785
CBA (Delaware) Finance Inc.	0.300%	6/7/10	200,000	199,990
CBA (Delaware) Finance Inc.	0.310%	6/10/10	145,100	145,089
4 Commonwealth Bank of Australia	0.195%–0.200%	6/3/10	281,000	280,997
4 Commonwealth Bank of Australia	0.280%	7/13/10	88,900	88,871
4 Commonwealth Bank of Australia	0.280%	8/18/10	99,000	98,940
4 Commonwealth Bank of Australia	0.280%	8/19/10	170,000	169,896
4 Commonwealth Bank of Australia	0.371%	9/27/10	195,750	195,513
4 Danske Corp.	0.300%	6/15/10	750,000	749,912
4 Danske Corp.	0.250%	6/21/10	415,600	415,542
4 Danske Corp.	0.280%	7/22/10	740,735	740,441
4 Danske Corp.	0.591%	9/29/10	788,000	786,450
4 Westpac Banking Corp.	0.265%	6/1/10	490,000	490,000
4 Westpac Banking Corp.	0.265%	6/4/10	320,000	319,993
4 Westpac Banking Corp.	0.200%	6/8/10	164,750	164,744
4 Westpac Banking Corp.	0.245%	6/25/10	750,000	749,877
4 Westpac Banking Corp.	0.270%	7/12/10	397,000	396,878
4 Westpac Banking Corp.	0.280%	7/15/10	650,000	649,778
4 Westpac Banking Corp.	0.300%	9/9/10	987,000	986,177
				7,875,873
Foreign Industrial (2.5%)
4 Nestle Capital Corp.	0.250%	7/12/10	404,200	404,085
4 Nestle Capital Corp.	0.210%	7/19/10	200,000	199,944
4 Nestle Capital Corp.	0.390%	8/23/10	155,000	154,861
4 Nestle Capital Corp.	0.270%	9/1/10	498,500	498,156
4 Nestle Capital Corp.	0.300%	9/8/10	162,000	161,866
Nestle Finance International Ltd.	0.215%	7/19/10	284,000	283,919
Nestle Finance International Ltd.	0.446%	8/27/10	78,000	77,916
4 Total Capital Canada, Ltd.	0.210%	6/4/10	14,300	14,300
4 Total Capital Canada, Ltd.	0.240%	6/28/10	500,000	499,910
4 Total Capital Canada, Ltd.	0.260%	7/8/10	250,500	250,433
4 Total Capital Canada, Ltd.	0.350%	8/9/10	53,000	52,964
4 Total Capital Canada, Ltd.	0.451%	8/26/10	102,500	102,390
				2,700,744
Industrial (0.0%)
4 Microsoft Corp.	0.210%	7/15/10	27,230	27,223

Total Commercial Paper (Cost $14,573,986)				14,573,986

Certificates of Deposit (39.3%)
Domestic Banks (2.8%)
State Street Bank & Trust Co.	0.250%	7/6/10	500,000	500,000
State Street Bank & Trust Co.	0.280%	7/12/10	50,000	50,000
State Street Bank & Trust Co.	0.280%	7/13/10	200,000	200,000
State Street Bank & Trust Co.	0.280%	7/22/10	300,000	300,000
State Street Bank & Trust Co.	0.280%	7/26/10	250,000	250,000
State Street Bank & Trust Co.	0.320%	9/7/10	500,000	500,000
State Street Bank & Trust Co.	0.320%	9/10/10	300,000	300,000
State Street Bank & Trust Co.	0.400%	10/18/10	500,000	500,000
State Street Bank & Trust Co.	0.450%	11/2/10	148,000	148,000
State Street Bank & Trust Co.	0.540%	11/9/10	295,000	295,000
				3,043,000
Eurodollar Certificates of Deposit (15.6%)
Australia & New Zealand Banking Group, Ltd.	0.280%	7/14/10	405,000	405,000
Australia & New Zealand Banking Group, Ltd.	0.350%	7/30/10	300,000	300,000
Australia & New Zealand Banking Group, Ltd.	0.280%	8/10/10	247,000	247,000
Australia & New Zealand Banking Group, Ltd.	0.280%	8/18/10	249,000	249,000
Australia & New Zealand Banking Group, Ltd.	0.280%	8/20/10	249,000	249,000
Australia & New Zealand Banking Group, Ltd.	0.280%	8/23/10	247,000	247,000
Australia & New Zealand Banking Group, Ltd.	0.450%	11/8/10	197,000	197,000
Bank of Nova Scotia	0.250%	6/1/10	250,000	250,000
Bank of Nova Scotia	0.250%	6/1/10	500,000	500,000
Bank of Nova Scotia	0.420%	10/29/10	590,000	590,000
Commonwealth Bank of Australia	0.245%	6/18/10	600,000	600,000
Commonwealth Bank of Australia	0.280%	7/7/10	200,000	200,000
Commonwealth Bank of Australia	0.305%	9/10/10	750,000	750,010
Commonwealth Bank of Australia	0.480%	11/3/10	650,000	650,000
Credit Agricole S.A.	0.290%	6/1/10	495,000	495,000
Credit Agricole S.A.	0.310%	7/13/10	275,000	275,000
Credit Agricole S.A.	0.310%	7/26/10	465,000	465,000
Credit Agricole S.A.	0.310%	8/4/10	700,000	700,000
HSBC Bank PLC	0.290%	7/23/10	500,000	500,000
HSBC Bank PLC	0.330%	9/20/10	494,000	494,000
HSBC Bank PLC	0.350%	9/24/10	600,000	600,000
HSBC Bank PLC	0.360%	10/1/10	494,000	494,000
HSBC Bank PLC	0.400%	10/22/10	500,000	500,000
HSBC Bank PLC	0.500%	11/12/10	500,000	500,000
ING Bank N.V.	0.240%	6/2/10	975,000	975,000
ING Bank N.V.	0.420%	8/11/10	500,000	500,000
Lloyds TSB Bank PLC	0.510%	8/26/10	500,000	500,000
National Australia Bank Ltd.	0.220%	6/14/10	400,000	400,000
National Australia Bank Ltd.	0.220%	6/17/10	800,000	800,000
National Australia Bank Ltd.	0.250%	6/21/10	500,000	500,000
National Australia Bank Ltd.	0.280%	7/7/10	250,000	250,000
National Australia Bank Ltd.	0.280%	7/22/10	250,000	250,000
National Australia Bank Ltd.	0.290%	7/23/10	200,000	200,003
National Australia Bank Ltd.	0.290%	8/9/10	270,000	270,000
National Australia Bank Ltd.	0.280%	8/23/10	575,000	575,000
Societe Generale (London Branch)	0.225%	6/3/10	484,000	484,000
Societe Generale (London Branch)	0.230%	6/15/10	690,000	690,000
				16,851,013
Yankee Certificates of Deposit (20.9%)
Abbey National Treasury Services PLC (US
Branch)	0.310%	8/23/10	230,000	230,000
Australia & New Zealand Banking Group (New
York Branch)	0.290%	6/8/10	99,000	99,000
Australia & New Zealand Banking Group (New
York Branch)	0.290%	7/1/10	50,000	50,000

Bank of Montreal (Chicago Branch)	0.240%	6/22/10	369,000	369,000
Bank of Montreal (Chicago Branch)	0.270%	7/9/10	340,000	340,000
Bank of Montreal (Chicago Branch)	0.290%	7/20/10	250,700	250,700
Bank of Montreal (Chicago Branch)	0.480%	8/26/10	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.300%	6/14/10	246,000	246,000
Bank of Nova Scotia (Houston Branch)	0.270%	6/23/10	135,000	135,000
Bank of Nova Scotia (Houston Branch)	0.300%	7/6/10	165,000	165,000
Bank of Nova Scotia (Houston Branch)	0.280%	8/2/10	440,000	440,000
Bank of Nova Scotia (Houston Branch)	0.280%	8/2/10	495,000	495,000
Bank of Nova Scotia (Houston Branch)	0.290%	8/24/10	100,000	100,000
Bank of Nova Scotia (Houston Branch)	0.500%	8/26/10	300,000	300,000
BNP Paribas (New York Branch)	0.220%	6/3/10	160,000	160,000
BNP Paribas (New York Branch)	0.270%	7/9/10	130,000	130,000
BNP Paribas (New York Branch)	0.280%	7/21/10	520,000	520,000
BNP Paribas (New York Branch)	0.290%	8/9/10	750,000	750,000
BNP Paribas (New York Branch)	0.300%	8/18/10	500,000	500,000
Credt Suisse New York NY	0.400%	7/26/10	344,000	344,000
DNB NOR Bank ASA (New York Branch)	0.400%	8/9/10	500,000	500,000
DNB NOR Bank ASA (New York Branch)	0.390%	8/11/10	500,000	500,000
Intesa Sanpaolo SpA (New York Branch)	0.210%	6/2/10	330,400	330,400
Intesa Sanpaolo SpA (New York Branch)	0.210%	6/4/10	165,000	165,000
Lloyds TSB Bank PLC (New York Branch)	0.380%	8/10/10	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.290%	7/21/10	700,000	700,000
Nordea Bank Finland PLC (New York Branch)	0.470%	11/4/10	744,000	744,000
Nordea Bank Finland PLC (New York Branch)	0.500%	11/5/10	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.520%	11/10/10	500,000	500,000
Rabobank Nederland NV (New York Branch)	0.300%	6/8/10	325,000	325,000
Rabobank Nederland NV (New York Branch)	0.230%	6/18/10	800,000	800,000
Rabobank Nederland NV (New York Branch)	0.280%	8/5/10	493,000	493,000
Rabobank Nederland NV (New York Branch)	0.800%	8/9/10	99,000	99,097
Rabobank Nederland NV (New York Branch)	0.280%	8/18/10	496,000	496,000
Rabobank Nederland NV (New York Branch)	0.300%	9/7/10	500,000	500,000
Rabobank Nederland NV (New York Branch)	0.410%	10/29/10	590,000	590,000
Royal Bank of Canada (New York Branch)	0.250%	7/22/10	246,000	246,000
Royal Bank of Canada (New York Branch)	0.360%	8/12/10	750,000	750,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.230%	6/1/10	350,000	350,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.230%	6/2/10	300,000	300,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.300%	7/8/10	500,000	500,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.500%	7/26/10	500,000	500,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.400%	8/6/10	765,000	765,000
Societe Generale (New York Branch)	0.370%	6/24/10	300,000	300,000
Svenska Handelsbanken (New York Branch)	0.200%	6/1/10	750,000	750,000
Svenska Handelsbanken (New York Branch)	0.350%	9/24/10	500,000	500,000
Svenska Handelsbanken (New York Branch)	0.425%	10/26/10	750,000	750,000
Toronto Dominion Bank (New York Branch)	0.270%	6/23/10	261,000	261,000
Toronto Dominion Bank (New York Branch)	0.260%	7/13/10	300,000	300,000
Toronto Dominion Bank (New York Branch)	0.260%	7/14/10	127,400	127,400
Toronto Dominion Bank (New York Branch)	0.290%	7/21/10	256,000	256,000
Toronto Dominion Bank (New York Branch)	0.260%	8/3/10	123,000	123,000
Toronto Dominion Bank (New York Branch)	0.480%	8/27/10	387,000	387,000
Toronto Dominion Bank (New York Branch)	0.400%	10/28/10	494,000	494,000
Toronto Dominion Bank (New York Branch)	0.450%	11/5/10	494,200	494,200

Toronto Dominion Bank (New York Branch)	0.530%	11/10/10	496,000	496,000
				22,515,797
Total Certificates of Deposit (Cost $42,409,810)				42,409,810
Repurchase Agreements (0.9%)
Barclays Capital Inc.
(Dated 5/28/10, Repurchase Value
$160,004,000, collateralized by U.S
Treasury Note 3.000%-4.000%, 11/15/12-
9/30/16)	0.200%	6/1/10	160,000	160,000
BNP Paribas Securities Corp.
(Dated 5/28/10, Repurchase Value
$170,004,000, collateralized by U.S.
Treasury Inflation Adjusted Note 1.875%-
2.000%, 7/15/13-1/15/14)	0.200%	6/1/10	170,000	170,000
Credit Suisse Securities
(Dated 5/28/10, Repurchase Value
$107,714,000, collateralized by U.S.
Treasury Note 0.875%, 4/30/11)	0.200%	6/1/10	107,712	107,712
RBC Capital Markets Corp.
(Dated 5/28/10, Repurchase Value
$80,002,000, collateralized by Federal
Home Loan Bank 2.500%, 6/13/14, Federal
National Mortgage Assn. 6.625%, 11/15/10)	0.210%	6/1/10	80,000	80,000
RBS Securities, Inc.
(Dated 5/28/10, Repurchase Value
$200,004,000, collateralized by U.S.
Treasury Note 4.250%-4.500%, 9/30/11-
8/15/14)	0.200%	6/1/10	200,000	200,000
Societe Generale
(Dated 5/28/10, Repurchase Value
172,002,000, collateralized by U.S.
Treasury Bill 0.000%, 7/15/10, U.S.
Treasury Bond 4.250%-6.375%, 8/15/27-
5/15/39, U.S. Treasury Note 0.875%-
4.625%, 12/31/10-2/28/17)	0.130%	6/1/10	172,000	172,000
Societe Generale
(Dated 5/28/10, Repurchase Value
$100,002,000, collateralized by U.S
Treasury Note 0.875%-4.625%, 5/31/11-
2/15/15, U.S Treasury Inflation Adjusted
Note 2.500%, 7/15/16)	0.200%	6/1/10	100,000	100,000
Total Repurchase Agreements (Cost $989,712)				989,712

			Shares
Money Market Fund (0.9%)
5 Vanguard Municipal Cash Management Fund
(Cost $972,187)	0.269%		972,186,892	972,187

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (1.4%)
Arizona Health Fac. Auth. Rev. (Banner
Health) VRDO	0.200%	6/7/10	27,900	27,900
Ascension Parish LA Ind. Dev. Board Rev.
(Geismar Project) VRDO	0.260%	6/7/10	79,000	79,000

Birmingham AL Public Educ. Building Student
Housing Rev. (Univ. Alabama Project)
VRDO	0.290%	6/7/10	17,100	17,100
Board of Regents of the Univ. of Texas
System Rev. Financing System VRDO	0.190%	6/7/10	17,425	17,425
Board of Regents of the Univ. of Texas
System Rev. Financing System VRDO	0.200%	6/7/10	95,000	95,000
Boone County KY Pollution Rev. (Duke
Energy Inc. Project) VRDO	0.240%	6/7/10	19,000	19,000
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.310%	6/7/10	16,000	16,000
California Infrastructure & Econ. Dev. Bank
Rev. (Orange County Performing) VRDO	0.220%	6/7/10	36,900	36,900
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.260%	6/7/10	34,490	34,490
California Statewide Communities Dev. Auth.
Rev. (Los Angeles County Museum) VRDO	0.220%	6/7/10	19,000	19,000
Connecticut State Health & Educ. Fac. Auth.
Rev. (Yale Univ.) VRDO	0.230%	6/7/10	23,200	23,200
Curators of the Univ. of Missouri System Fac.
Rev. VRDO	0.260%	6/7/10	44,000	44,000
Delaware River Port Auth. Pennsylvania &
New Jersey Rev. VRDO	0.280%	6/7/10	56,100	56,100
District of Columbia Rev. (Georgetown Univ.)
VRDO	0.270%	6/7/10	17,200	17,200
District of Columbia Rev. (Washington Drama
Society) VRDO	0.260%	6/7/10	20,375	20,375
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Baylor College of Medicine)
VRDO	0.300%	6/7/10	42,500	42,500
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.300%	6/7/10	18,900	18,900
Illinois Finance Auth. Rev. (Carle Foundation)
VRDO	0.270%	6/7/10	30,265	30,265
Loudoun County VA IDA Rev. (Howard
Hughes Medical Institute) VRDO	0.200%	6/7/10	49,365	49,365
Loudoun County VA IDA Rev. (Howard
Hughes Medical Institute) VRDO	0.230%	6/7/10	18,855	18,855
Louisiana Gasoline and Fuel Tax Rev. VRDO	0.540%	6/7/10	37,500	37,500
Maryland Health & Higher Educ. Fac. Auth.
Rev. (Univ. Of Maryland Medical System)
VRDO	0.250%	6/7/10	30,160	30,160
Massachusetts Health & Educ. Fac. Auth.
Rev. (MIT) VRDO	0.200%	6/7/10	19,320	19,320
Miami-Dade County FL Special Obligation
VRDO	0.240%	6/7/10	25,350	25,350
Minneapolis & St. Paul MN Housing & Redev.
Auth. Health Care System (Allina Health
Care) VRDO	0.240%	6/7/10	15,000	15,000
Missouri Health & Educ. Fac. Auth. Health
Fac. Rev. (BJC Health System) VRDO	0.250%	6/7/10	18,000	18,000
New Hampshire Health & Educ. Fac. Auth.
Rev. (Dartmouth College) VRDO	0.230%	6/7/10	27,250	27,250
New Jersey Econ. Dev. Auth. Rev. VRDO	0.210%	6/7/10	82,500	82,500
New Jersey Transp. Trust Fund Auth. Rev.
VRDO	0.260%	6/7/10	32,800	32,800
New York City NY Cultural Resources Rev.
(Lincoln Center) VRDO	0.260%	6/7/10	32,500	32,500
New York City NY GO VRDO	0.250%	6/7/10	26,600	26,600

New York State Energy Research & Dev.
Auth. (Con Edison) VRDO	0.250%	6/7/10	18,800	18,800
New York State Housing Finance Agency
Rev. (Clinton Green North) VRDO	0.250%	6/7/10	24,400	24,400
New York State Housing Finance Agency
Rev. (West 31st Street) VRDO	0.250%	6/7/10	42,300	42,300
New York State Housing Finance Agency
Rev. VRDO	0.250%	6/7/10	17,300	17,300
New York State Housing Finance Agency
Rev. VRDO	0.270%	6/7/10	31,500	31,500
New York State Urban Dev. Corp. Rev. VRDO	0.250%	6/7/10	10,375	10,375
North Texas Tollway Auth. Rev. VRDO	0.270%	6/7/10	13,500	13,500
Raleigh Durham NC Airport Auth. Rev. VRDO	0.260%	6/7/10	10,670	10,670
Rhode Island Health & Educ. Building Corp.
Rev. (Brown Univ.) VRDO	0.230%	6/7/10	40,100	40,100
South Carolina Transp. Infrastructure Rev.
VRDO	0.250%	6/7/10	47,500	47,500
Univ. of Texas Permanent Univ. Fund Rev.
VRDO	0.200%	6/7/10	56,670	56,670
Univ. of Texas Rev. VRDO	0.200%	6/7/10	58,300	58,300
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.300%	6/7/10	19,250	19,250
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.300%	6/7/10	16,500	16,500
Washington Health Care Fac. Auth. (Multicare
Health System) VRDO	0.250%	6/7/10	10,000	10,000
Washington Health Care Fac. Auth. (Swedish
Health Services) VRDO	0.260%	6/7/10	20,500	20,500
Total Tax-Exempt Municipal Bonds (Cost $1,467,220)				1,467,220
Total Investments (99.9%) (Cost $107,694,193)				107,694,193
Other Assets and Liabilities-Net (0.1%)				132,624
Net Assets (100%)				107,826,817

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At May 31, 2010, the aggregate value of these securities was $9,896,926,000, representing 9.2% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
VRDO—Variable Rate Demand Obligation.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs

Vanguard Federal Money Market Fund

Schedule of Investments
As of May 31, 2010

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (99.2%)
2	Fannie Mae Discount Notes	0.160%	6/1/10	10,000	10,000
2	Fannie Mae Discount Notes	0.180%–0.190%	6/2/10	115,000	114,999
2	Fannie Mae Discount Notes	0.200%	6/9/10	80,000	79,996
2	Fannie Mae Discount Notes	0.200%	6/21/10	12,000	11,999
2	Fannie Mae Discount Notes	0.200%–0.230%	6/23/10	69,727	69,718
2	Fannie Mae Discount Notes	0.180%	7/7/10	2,495	2,495
2	Fannie Mae Discount Notes	0.200%	7/28/10	83,333	83,307
2	Fannie Mae Discount Notes	0.220%	8/4/10	45,000	44,982
2	Fannie Mae Discount Notes	0.215%–0.220%	8/11/10	85,000	84,963
2	Fannie Mae Discount Notes	0.230%	8/18/10	122,000	121,939
2	Fannie Mae Discount Notes	0.250%	8/23/10	50,000	49,971
2	Fannie Mae Discount Notes	0.230%	8/25/10	125,000	124,932
2	Fannie Mae Discount Notes	0.230%–0.260%	9/1/10	82,135	82,084
2	Fannie Mae Discount Notes	0.280%–0.290%	9/8/10	84,650	84,584
2	Fannie Mae Discount Notes	0.250%–0.290%	9/15/10	153,650	153,525
2	Fannie Mae Discount Notes	0.250%	9/20/10	111,300	111,214
2	Fannie Mae Discount Notes	0.300%	9/22/10	60,000	59,944
2	Fannie Mae Discount Notes	0.280%	10/1/10	7,500	7,493
2	Fannie Mae Discount Notes	0.310%	10/6/10	29,400	29,368
2	Fannie Mae Discount Notes	0.300%	10/13/10	90,000	89,900
2	Fannie Mae Discount Notes	0.290%–0.300%	10/20/10	175,650	175,445
2	Fannie Mae Discount Notes	0.300%	10/27/10	50,000	49,938
2	Fannie Mae Discount Notes	0.290%–0.295%	11/3/10	195,000	194,754
2	Federal Home Loan Bank Discount Notes	0.180%–0.190%	6/4/10	130,200	130,198
2	Federal Home Loan Bank Discount Notes	0.180%	6/9/10	12,500	12,500
2	Federal Home Loan Bank Discount Notes	0.200%	6/11/10	132,000	131,993
2	Federal Home Loan Bank Discount Notes	0.180%	6/16/10	79,265	79,259
2	Federal Home Loan Bank Discount Notes	0.190%	7/2/10	200,000	199,967
2	Federal Home Loan Bank Discount Notes	0.205%	7/7/10	60,000	59,988
2	Federal Home Loan Bank Discount Notes	0.180%	7/9/10	100,000	99,981
2	Federal Home Loan Bank Discount Notes	0.180%	7/14/10	150,000	149,968
2	Federal Home Loan Bank Discount Notes	0.180%	7/16/10	115,145	115,119
2	Federal Home Loan Bank Discount Notes	0.200%	8/4/10	40,000	39,986
[2,3] Federal Home Loan Banks		0.293%	8/13/10	165,000	164,969
[2,3] Federal Home Loan Mortgage Corp.		0.341%	7/7/10	500,000	499,968
[2,3] Federal Home Loan Mortgage Corp.		0.277%	8/5/10	95,000	94,988
[2,3] Federal National Mortgage Assn.		0.297%	8/5/10	179,100	179,114
2	Freddie Mac Discount Notes	0.180%	6/7/10	75,000	74,998
2	Freddie Mac Discount Notes	0.200%	6/14/10	18,000	17,999
2	Freddie Mac Discount Notes	0.220%	7/6/10	150,000	149,968
2	Freddie Mac Discount Notes	0.180%	7/12/10	67,328	67,314
2	Freddie Mac Discount Notes	0.200%	7/15/10	70,000	69,983
2	Freddie Mac Discount Notes	0.200%	7/16/10	70,000	69,983
2	Freddie Mac Discount Notes	0.180%–0.200%	7/19/10	100,945	100,920
2	Freddie Mac Discount Notes	0.200%	8/3/10	105,350	105,313
2	Freddie Mac Discount Notes	0.230%	8/9/10	40,000	39,982
2	Freddie Mac Discount Notes	0.230%	8/10/10	35,000	34,984
2	Freddie Mac Discount Notes	0.220%	8/19/10	37,500	37,482
2	Freddie Mac Discount Notes	0.220%	8/20/10	37,500	37,482
2	Freddie Mac Discount Notes	0.240%–0.260%	9/7/10	91,000	90,938

2 Freddie Mac Discount Notes	0.250%	9/8/10	6,800	6,795
2 Freddie Mac Discount Notes	0.250%–0.270%	9/13/10	173,250	173,117
2 Freddie Mac Discount Notes	0.250%	9/14/10	20,000	19,985
2 Freddie Mac Discount Notes	0.290%	9/20/10	85,000	84,924
2 Freddie Mac Discount Notes	0.300%–0.331%	10/4/10	12,556	12,542
2 Freddie Mac Discount Notes	0.295%	10/12/10	30,000	29,967
2 Freddie Mac Discount Notes	0.290%	10/20/10	45,000	44,949
2 Freddie Mac Discount Notes	0.300%	11/1/10	30,000	29,962
2 Freddie Mac Discount Notes	0.300%	11/8/10	75,000	74,900
United States Treasury Bill	0.150%	6/3/10	260,000	259,998
United States Treasury Bill	0.165%	6/10/10	175,000	174,993
United States Treasury Bill	0.170%	6/24/10	400,000	399,957
United States Treasury Bill	0.200%	7/1/10	140,000	139,977
United States Treasury Bill	0.152%	7/8/10	75,000	74,988
United States Treasury Bill	0.161%	7/15/10	75,000	74,985
United States Treasury Bill	0.160%	8/19/10	100,000	99,965
Total U.S. Goverment and Agency Obligations (Cost $6,394,898)				6,394,898
Repurchase Agreements (0.7%)
Barclays Capital Inc.
(Dated 5/28/10, Repurchase Value
$15,000,000 collateralized by U.S. Treasury
Bond 4.250%, 5/15/39, and U.S. Treasury
Inflation Adjusted Note 2.125%, 1/15/19)	0.200%	6/1/10	15,000	15,000
BNP Paribas Securities Corp.
(Dated 5/28/10, Repurchase Value
$16,701,000 collateralized by U.S. Treasury
Inflation Adjusted Note 1.875%, 7/15/15)	0.200%	6/1/10	16,701	16,701
RBS Securities, Inc.
(Dated 5/28/10, Repurchase Value
$15,000,000 collateralized by U.S. Treasury
Note 4.000%, 2/15/15)	0.200%	6/1/10	15,000	15,000
Total Repurchase Agreements (Cost $46,701)				46,701
Total Investments (99.9%) (Cost $6,441,599)				6,441,599
Other Assets and Liabilities-Net (0.1%)				4,218
Net Assets (100%)				6,445,817

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 23, 2010

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 23, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.